Legal Proceedings (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Legal Proceedings (Details) [Line Items]
Recorded a liability	$ 1,000,000	$ 1,000,000